SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future cash inflows		$ 101,718,042	$ 100,920,387
Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Production Costs	[1]	(43,837,125)	(43,360,461)
Future development costs		(34,285,268)	(41,056,457)
Future income tax expenses		(11,284,102)	(5,571,112)
Future net cash flows		12,311,547	10,932,358
10% annual discount for estimated timing of cash flows		(4,714,315)	(5,352,516)
Standardized measure of discounted future net cash flows at the end of the year		$ 7,597,232	$ 5,579,842	$ 10,120,562	$ 14,513,446

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.